First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.9%
15,858	National Presto Industries, Inc.	$1,394,077
	Automobile Components — 0.3%
176,753	Holley, Inc. (a)	454,255
	Banks — 16.1%
44,668	Arrow Financial Corp.	1,174,322
42,576	Capital City Bank Group, Inc.	1,531,033
83,963	Central Pacific Financial Corp.	2,270,360
20,238	Esquire Financial Holdings, Inc.	1,525,540
38,666	Farmers & Merchants Bancorp, Inc.	924,504
60,411	Financial Institutions, Inc.	1,507,859
25,007	First Internet Bancorp	669,688
64,823	Independent Bank Corp.	1,995,900
30,222	Metropolitan Bank Holding Corp. (a)	1,692,130
56,443	Mid Penn Bancorp, Inc.	1,462,438
59,297	MidWestOne Financial Group, Inc.	1,755,784
21,874	Northeast Bank	2,002,346
40,871	Northeast Community Bancorp, Inc.	958,016
17,068	Northrim BanCorp, Inc.	1,249,719
22,031	Penns Woods Bancorp, Inc.	614,885
14,730	Peoples Bancorp of North Carolina, Inc.	401,245
94,095	Shore Bancshares, Inc.	1,274,046
38,667	Sierra Bancorp	1,078,036
29,036	Southern Missouri Bancorp, Inc.	1,510,453
		25,598,304
	Biotechnology — 0.4%
72,489	Entrada Therapeutics, Inc. (a)	655,301
	Capital Markets — 1.5%
8,444	Diamond Hill Investment Group, Inc.	1,206,141
18,410	Oppenheimer Holdings, Inc., Class A	1,097,788
		2,303,929
	Chemicals — 1.9%
82,924	AdvanSix, Inc.	1,878,228
164,413	LSB Industries, Inc. (a)	1,083,482
		2,961,710
	Commercial Services & Supplies — 1.8%
10,096	Acme United Corp.	399,902
70,290	Liquidity Services, Inc. (a)	2,179,693
29,308	Virco Mfg. Corp. (b)	277,254
		2,856,849
Shares	Description	Value

	Communications Equipment — 0.4%
35,413	Aviat Networks, Inc. (a)	$678,867
	Construction & Engineering — 3.7%
73,991	Concrete Pumping Holdings, Inc.	403,991
208,688	Great Lakes Dredge & Dock Corp. (a)	1,815,585
31,823	Limbach Holdings, Inc. (a)	2,369,859
30,770	Northwest Pipe Co. (a)	1,270,801
		5,860,236
	Consumer Finance — 2.8%
161,213	EZCORP, Inc., Class A (a)	2,373,055
28,258	Regional Management Corp.	850,849
10,040	World Acceptance Corp. (a)	1,270,562
		4,494,466
	Consumer Staples Distribution & Retail — 2.7%
32,722	Natural Grocers by Vitamin Cottage, Inc.	1,315,425
104,704	SpartanNash Co.	2,121,303
20,127	Village Super Market, Inc., Class A	765,027
		4,201,755
	Diversified Consumer Services — 1.9%
39,668	Carriage Services, Inc.	1,537,135
90,817	Lincoln Educational Services Corp. (a)	1,441,266
		2,978,401
	Electrical Equipment — 2.3%
45,985	Allient, Inc.	1,010,750
82,609	LSI Industries, Inc.	1,404,353
8,965	Preformed Line Products Co.	1,255,907
		3,671,010
	Electronic Equipment, Instruments & Components — 3.4%
11,947	Climb Global Solutions, Inc.	1,323,250
124,171	Daktronics, Inc. (a)	1,512,403
26,535	Frequency Electronics, Inc.	415,273
76,173	Kimball Electronics, Inc. (a)	1,253,046
37,896	Vishay Precision Group, Inc. (a)	912,914
		5,416,886
	Energy Equipment & Services — 4.6%
82,810	Aris Water Solutions, Inc., Class A	2,653,232
34,828	Energy Services of America Corp. (b)	329,125

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
29,834	Natural Gas Services Group, Inc. (a)	$655,453
110,844	Solaris Energy Infrastructure, Inc.	2,411,965
368,005	TETRA Technologies, Inc. (a)	1,236,497
		7,286,272
	Entertainment — 0.5%
289,677	Vivid Seats, Inc., Class A (a) (b)	857,444
	Financial Services — 2.6%
111,759	Acacia Research Corp. (a)	357,629
90,685	International Money Express, Inc. (a)	1,144,444
76,706	NewtekOne, Inc.	917,404
46,963	Sezzle, Inc. (a) (b)	1,638,539
		4,058,016
	Food Products — 1.0%
16,087	Lifeway Foods, Inc. (a)	393,327
14,012	Seneca Foods Corp., Class A (a)	1,247,629
		1,640,956
	Health Care Equipment & Supplies — 0.8%
6,504	Kewaunee Scientific Corp. (a)	256,128
74,442	Tactile Systems Technology, Inc. (a)	984,123
		1,240,251
	Health Care Providers & Services — 1.8%
95,987	Cross Country Healthcare, Inc. (a)	1,429,246
275,423	DocGo, Inc. (a)	727,117
105,086	Viemed Healthcare, Inc. (a)	765,026
		2,921,389
	Hotels, Restaurants & Leisure — 3.4%
70,782	BJ’s Restaurants, Inc. (a)	2,424,991
74,300	El Pollo Loco Holdings, Inc. (a)	765,290
178,796	Portillo’s, Inc., Class A (a) (b)	2,125,885
		5,316,166
	Household Durables — 3.3%
152,391	Cricut, Inc., Class A	784,813
70,210	Ethan Allen Interiors, Inc.	1,944,817
11,278	Flexsteel Industries, Inc.	411,760
18,169	Hamilton Beach Brands Holding Co., Class A	353,024
55,152	Landsea Homes Corp. (a)	354,076
34,473	Legacy Housing Corp. (a)	869,409
27,442	Smith Douglas Homes Corp. (a)	535,668
		5,253,567
Shares	Description	Value

	Household Products — 1.6%
28,594	Central Garden & Pet Co. (a)	$1,048,256
32,014	Oil-Dri Corp. of America	1,470,083
		2,518,339
	Insurance — 5.0%
76,265	American Coastal Insurance Corp.	882,386
78,880	Greenlight Capital Re Ltd., Class A (a)	1,068,824
67,784	Heritage Insurance Holdings, Inc. (a)	977,445
4,559	Investors Title Co.	1,099,084
117,351	James River Group Holdings Ltd.	492,874
66,673	Tiptree, Inc.	1,606,153
78,973	Universal Insurance Holdings, Inc.	1,871,660
		7,998,426
	Interactive Media & Services — 1.6%
485,338	Vimeo, Inc. (a)	2,552,878
	IT Services — 1.6%
19,309	CSP, Inc.	296,200
77,894	Hackett Group (The), Inc.	2,276,063
		2,572,263
	Leisure Products — 2.5%
40,017	MasterCraft Boat Holdings, Inc. (a)	689,093
136,504	Smith & Wesson Brands, Inc.	1,272,217
52,088	Sturm Ruger & Co., Inc.	2,046,538
		4,007,848
	Machinery — 4.9%
70,735	Astec Industries, Inc.	2,436,821
71,641	Douglas Dynamics, Inc.	1,664,220
17,838	Eastern (The) Co.	451,658
31,581	L.B. Foster Co., Class A (a)	621,514
35,486	Miller Industries, Inc.	1,503,542
26,529	Park-Ohio Holdings Corp.	573,026
9,728	Taylor Devices, Inc. (a) (b)	313,923
33,790	Twin Disc, Inc.	255,790
		7,820,494
	Mortgage REITs — 0.4%
91,545	AG Mortgage Investment Trust, Inc.	668,278
	Oil, Gas & Consumable Fuels — 7.6%
115,233	Amplify Energy Corp. (a)	430,971
45,795	Centrus Energy Corp., Class A (a) (b)	2,848,907
51,182	Excelerate Energy, Inc., Class A	1,467,900
81,456	FutureFuel Corp.	317,678

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
100,475	Hallador Energy Co. (a)	$1,233,833
27,990	Riley Exploration Permian, Inc.	816,468
350,455	Ring Energy, Inc. (a)	403,023
99,137	SandRidge Energy, Inc.	1,132,145
321,827	VAALCO Energy, Inc.	1,210,070
87,116	Vitesse Energy, Inc. (b)	2,142,183
		12,003,178
	Passenger Airlines — 1.0%
122,029	Sun Country Airlines Holdings, Inc. (a)	1,503,397
	Personal Care Products — 0.3%
37,828	Nature’s Sunshine Products, Inc. (a)	474,741
	Pharmaceuticals — 0.6%
69,994	Biote Corp., Class A (a)	233,080
126,260	SIGA Technologies, Inc. (a)	691,905
		924,985
	Professional Services — 3.1%
34,796	Franklin Covey Co. (a)	961,066
98,003	Kelly Services, Inc., Class A	1,290,699
7,746	Resolute Holdings Management, Inc. (a) (b)	242,760
53,815	TaskUS, Inc, Class A (a)	733,498
40,751	Willdan Group, Inc. (a)	1,659,381
		4,887,404
	Real Estate Management & Development — 0.5%
49,154	RMR Group (The), Inc., Class A	818,414
	Semiconductors & Semiconductor Equipment — 0.2%
38,389	inTEST Corp. (a)	268,339
	Software — 1.7%
55,093	Consensus Cloud Solutions, Inc. (a)	1,271,546
104,480	Logility Supply Chain Solutions, Inc.	1,489,885
		2,761,431
	Specialty Retail — 1.3%
219,075	Arko Corp.	865,346
41,311	Haverty Furniture Cos., Inc.	814,653
22,842	J Jill, Inc.	446,104
		2,126,103
	Technology Hardware, Storage & Peripherals — 2.0%
119,327	CompoSecure, Inc., Class A (b)	1,297,085
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
14,193	CPI Card Group, Inc. (a)	$414,010
229,460	Eastman Kodak Co. (a)	1,450,187
		3,161,282
	Textiles, Apparel & Luxury Goods — 1.4%
27,405	Lakeland Industries, Inc.	556,596
48,654	Movado Group, Inc.	813,495
23,123	Rocky Brands, Inc.	401,646
34,978	Superior Group of Cos., Inc.	382,659
		2,154,396
	Tobacco — 2.1%
54,976	Turning Point Brands, Inc.	3,267,773
	Trading Companies & Distributors — 1.2%
21,120	Karat Packaging, Inc.	561,369
8,809	Willis Lease Finance Corp.	1,391,558
		1,952,927
	Water Utilities — 1.3%
29,210	Artesian Resources Corp., Class A	953,706
46,175	Consolidated Water Co., Ltd.	1,130,826
		2,084,532
	Total Common Stocks	158,627,535
	(Cost $157,210,759)
MONEY MARKET FUNDS — 0.1%
76,794	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	76,794
	(Cost $76,794)

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.0%
$2,354,210	Bank of America Corp., 4.36% (c), dated 03/31/25, due 04/01/25, with a maturity value of $2,354,495. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $2,401,294. (d)	$2,354,210
2,450,300	RBC Dominion Securities, Inc., 4.35% (c), dated 03/31/25, due 04/01/25, with a maturity value of $2,450,596. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $2,499,306. (d)	2,450,300
	Total Repurchase Agreements	4,804,510
	(Cost $4,804,510)

	Total Investments — 103.1%	163,508,839
	(Cost $162,092,063)
	Net Other Assets and Liabilities — (3.1)%	(4,851,831)
	Net Assets — 100.0%	$158,657,008

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $4,333,574 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,804,510.

(c)	Rate shown reflects yield as of March 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 158,627,535	$ 158,627,535	$ —	$ —
Money Market Funds	76,794	76,794	—	—
Repurchase Agreements	4,804,510	—	4,804,510	—
Total Investments	$163,508,839	$158,704,329	$4,804,510	$—

*	See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 3.1%
1,535,896	United Parcel Service, Inc., Class B	$168,933,201
	Automobiles — 3.4%
18,185,479	Ford Motor Co.	182,400,354
	Banks — 10.8%
257,591	Associated Banc-Corp.	5,803,525
152,202	Bank OZK	6,613,177
83,228	Cathay General Bancorp	3,581,301
674,579	Citizens Financial Group, Inc.	27,637,502
459,459	Columbia Banking System, Inc.	11,458,907
239,465	Comerica, Inc.	14,142,803
964,914	Fifth Third Bancorp	37,824,629
198,767	First Hawaiian, Inc.	4,857,865
614,213	First Horizon Corp.	11,928,016
231,719	First Interstate BancSystem, Inc., Class A	6,638,749
2,273,784	Huntington Bancshares, Inc.	34,129,498
1,940,730	KeyCorp	31,032,273
550,450	PNC Financial Services Group (The), Inc.	96,752,597
1,611,089	Regions Financial Corp.	35,008,964
183,249	Synovus Financial Corp.	8,565,058
2,518,881	Truist Financial Corp.	103,651,953
2,758,651	U.S. Bancorp	116,470,245
224,328	United Bankshares, Inc.	7,777,452
880,463	Valley National Bancorp	7,827,316
196,258	Zions Bancorp N.A.	9,785,424
		581,487,254
	Biotechnology — 10.5%
2,020,653	AbbVie, Inc.	423,367,217
1,245,626	Gilead Sciences, Inc.	139,572,393
		562,939,610
	Capital Markets — 2.0%
224,055	Artisan Partners Asset Management, Inc., Class A	8,760,551
101,995	Federated Hermes, Inc.	4,158,336
704,854	Franklin Resources, Inc.	13,568,440
198,595	Janus Henderson Group PLC	7,179,209
383,699	State Street Corp.	34,352,571
436,550	T. Rowe Price Group, Inc.	40,105,848
		108,124,955
	Chemicals — 2.5%
2,030,400	Dow, Inc.	70,901,568
268,250	FMC Corp.	11,317,468
710,141	LyondellBasell Industries N.V., Class A	49,993,926
67,241	Scotts Miracle-Gro (The) Co.	3,690,858
		135,903,820
Shares	Description	Value

	Consumer Finance — 0.3%
374,512	OneMain Holdings, Inc.	$18,306,147
	Diversified Telecommunication Services — 8.3%
9,897,068	Verizon Communications, Inc.	448,931,004
	Electric Utilities — 10.6%
95,055	ALLETE, Inc.	6,245,113
307,911	Alliant Energy Corp.	19,814,073
711,311	American Electric Power Co., Inc.	77,724,953
1,021,866	Duke Energy Corp.	124,636,996
846,651	Edison International	49,884,677
453,086	Entergy Corp.	38,734,322
341,933	Evergy, Inc.	23,576,280
652,824	Eversource Energy	40,546,899
1,382,902	Exelon Corp.	63,724,124
835,910	FirstEnergy Corp.	33,787,482
281,524	OGE Energy Corp.	12,938,843
164,628	Pinnacle West Capital Corp.	15,680,817
174,793	Portland General Electric Co.	7,795,768
106,266	TXNM Energy, Inc.	5,683,106
675,775	Xcel Energy, Inc.	47,838,112
		568,611,565
	Financial Services — 0.2%
1,103,664	Western Union (The) Co.	11,676,765
	Food Products — 2.3%
953,583	Conagra Brands, Inc.	25,432,059
385,085	Flowers Foods, Inc.	7,320,466
152,618	J.M. Smucker (The) Co.	18,071,497
270,009	Kellanova	22,273,042
1,721,992	Kraft Heinz (The) Co.	52,400,217
		125,497,281
	Gas Utilities — 0.6%
136,916	New Jersey Resources Corp.	6,717,099
80,723	ONE Gas, Inc.	6,101,851
88,727	Spire, Inc.	6,942,888
360,468	UGI Corp.	11,920,677
		31,682,515
	Health Care Providers & Services — 2.4%
1,903,477	CVS Health Corp.	128,960,567
	Hotels, Restaurants & Leisure — 0.4%
106,139	Travel + Leisure Co.	4,913,175
76,907	Vail Resorts, Inc.	12,306,658
396,816	Wendy’s (The) Co.	5,805,418
		23,025,251
	Household Durables — 0.3%
155,716	Whirlpool Corp.	14,034,683

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 1.6%
151,700	Clorox (The) Co.	$22,337,825
429,302	Kimberly-Clark Corp.	61,055,330
		83,393,155
	Insurance — 2.1%
308,943	Fidelity National Financial, Inc.	20,106,010
131,996	First American Financial Corp.	8,662,898
319,380	Lincoln National Corp.	11,468,936
669,613	Prudential Financial, Inc.	74,782,380
		115,020,224
	IT Services — 4.2%
915,433	International Business Machines Corp.	227,631,570
	Leisure Products — 0.3%
219,608	Hasbro, Inc.	13,503,696
	Machinery — 0.6%
1,234,578	CNH Industrial N.V.	15,160,618
228,543	Stanley Black & Decker, Inc.	17,570,386
		32,731,004
	Media — 0.7%
698,819	Interpublic Group of (The) Cos., Inc.	18,979,924
46,889	Nexstar Media Group, Inc.	8,403,447
427,355	Sirius XM Holdings, Inc.	9,634,718
		37,018,089
	Multi-Utilities — 1.7%
270,785	Ameren Corp.	27,186,814
145,623	Avista Corp.	6,097,235
116,647	Black Hills Corp.	7,074,641
101,446	Northwestern Energy Group, Inc.	5,870,680
397,373	WEC Energy Group, Inc.	43,305,709
		89,535,079
	Oil, Gas & Consumable Fuels — 12.5%
2,714,145	Chevron Corp.	454,049,317
172,395	Diamondback Energy, Inc.	27,562,513
3,152,425	Kinder Morgan, Inc.	89,938,685
1,007,427	ONEOK, Inc.	99,956,907
		671,507,422
	Pharmaceuticals — 6.7%
201,208	Perrigo Co. PLC	5,641,872
14,026,575	Pfizer, Inc.	355,433,411
		361,075,283
	Professional Services — 0.1%
93,308	ManpowerGroup, Inc.	5,400,667
	Specialty Retail — 0.5%
375,108	Best Buy Co., Inc.	27,611,700
Shares	Description	Value

	Tobacco — 11.0%
4,425,388	Altria Group, Inc.	$265,611,788
2,047,570	Philip Morris International, Inc.	325,010,786
		590,622,574
	Trading Companies & Distributors — 0.1%
72,888	MSC Industrial Direct Co., Inc., Class A	5,661,211
	Total Common Stocks	5,371,226,646
	(Cost $4,726,737,555)
MONEY MARKET FUNDS — 0.0%
2,159,524	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	2,159,524
	(Cost $2,159,524)

	Total Investments — 99.8%	5,373,386,170
	(Cost $4,728,897,079)
	Net Other Assets and Liabilities — 0.2%	9,982,127
	Net Assets — 100.0%	$5,383,368,297

(a)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,371,226,646	$ 5,371,226,646	$ —	$ —
Money Market Funds	2,159,524	2,159,524	—	—
Total Investments	$5,373,386,170	$5,373,386,170	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.4%
46,730	Karman Holdings, Inc. (a)	$1,561,717
93,746	Leonardo DRS, Inc.	3,082,369
33,077	Loar Holdings, Inc. (a)	2,336,890
118,249	Standardaero, Inc. (a)	3,150,153
		10,131,129
	Automobiles — 0.6%
359,788	Rivian Automotive, Inc., Class A (a) (b)	4,479,361
	Banks — 0.1%
5,395	Nicolet Bankshares, Inc.	587,839
	Beverages — 0.2%
40,295	Vita Coco (The) Co., Inc. (a)	1,235,042
	Biotechnology — 1.7%
19,425	Arcellx, Inc. (a)	1,274,280
20,369	Krystal Biotech, Inc. (a)	3,672,531
25,313	Nuvalent, Inc., Class A (a)	1,795,198
26,494	SpringWorks Therapeutics, Inc. (a)	1,169,180
15,879	United Therapeutics Corp. (a)	4,895,019
		12,806,208
	Building Products — 2.6%
305,463	Carrier Global Corp.	19,366,354
	Capital Markets — 3.0%
180,610	Blue Owl Capital Corp.	2,647,743
313,055	Robinhood Markets, Inc., Class A (a)	13,029,349
130,626	TPG, Inc.	6,195,591
		21,872,683
	Commercial Services & Supplies — 1.3%
57,924	Driven Brands Holdings, Inc. (a)	992,817
87,522	Veralto Corp.	8,529,019
		9,521,836
	Communications Equipment — 0.2%
24,466	Lumentum Holdings, Inc. (a)	1,525,210
	Construction Materials — 0.2%
20,015	Knife River Corp. (a)	1,805,553
	Consumer Finance — 0.6%
387,682	SoFi Technologies, Inc. (a)	4,508,742
	Consumer Staples Distribution & Retail — 0.5%
93,564	Maplebear, Inc. (a)	3,732,268
	Diversified Consumer Services — 2.0%
47,987	Duolingo, Inc. (a)	14,901,883
Shares	Description	Value

	Diversified Telecommunication Services — 0.7%
223,791	AST SpaceMobile, Inc. (a) (b)	$5,089,007
	Electric Utilities — 4.2%
116,982	Constellation Energy Corp.	23,587,080
72,006	NRG Energy, Inc.	6,873,693
		30,460,773
	Electrical Equipment — 6.4%
146,317	GE Vernova, Inc.	44,667,654
51,484	NEXTracker, Inc., Class A (a)	2,169,536
		46,837,190
	Electronic Equipment, Instruments & Components — 0.2%
16,111	Itron, Inc. (a)	1,687,788
	Energy Equipment & Services — 0.3%
20,670	Aris Water Solutions, Inc., Class A	662,267
31,089	Kodiak Gas Services, Inc.	1,159,620
		1,821,887
	Entertainment — 5.7%
66,732	Liberty Media Corp.-Liberty Formula One, Class C (a)	6,006,547
32,468	Liberty Media Corp.-Liberty Live, Class C (a)	2,212,370
318,497	ROBLOX Corp., Class A (a)	18,565,190
867,882	Warner Bros. Discovery, Inc. (a)	9,312,374
183,974	Warner Music Group Corp., Class A	5,767,585
		41,864,066
	Financial Services — 5.0%
393,145	Corebridge Financial, Inc.	12,411,588
107,396	Enact Holdings, Inc.	3,732,011
77,052	Jackson Financial, Inc., Class A	6,455,416
41,595	Mr. Cooper Group, Inc. (a)	4,974,762
23,963	Shift4 Payments, Inc., Class A (a)	1,958,017
203,291	Toast, Inc., Class A (a)	6,743,162
		36,274,956
	Food Products — 0.9%
277,970	Smithfield Foods, Inc. (a)	5,667,808
30,475	WK Kellogg Co. (b)	607,367
		6,275,175
	Health Care Equipment & Supplies — 2.7%
105,091	GE HealthCare Technologies, Inc.	8,481,895
152,902	Solventum Corp. (a)	11,626,668
		20,108,563

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services — 2.3%
67,822	Alignment Healthcare, Inc. (a)	$1,262,846
61,862	BrightSpring Health Services, Inc. (a)	1,119,083
45,299	Concentra Group Holdings Parent, Inc.	982,988
76,599	HealthEquity, Inc. (a)	6,769,054
42,607	Privia Health Group, Inc. (a)	956,527
42,038	Tenet Healthcare Corp. (a)	5,654,111
		16,744,609
	Health Care REITs — 1.9%
113,030	American Healthcare REIT, Inc.	3,424,809
154,551	Ventas, Inc.	10,626,927
		14,051,736
	Health Care Technology — 1.6%
165,848	Doximity, Inc., Class A (a)	9,624,159
60,864	Waystar Holding Corp. (a)	2,273,879
		11,898,038
	Hotels, Restaurants & Leisure — 7.2%
218,332	DoorDash, Inc., Class A (a)	39,904,540
109,038	Dutch Bros, Inc., Class A (a)	6,732,006
115,458	Life Time Group Holdings, Inc. (a)	3,486,832
29,863	Light & Wonder, Inc. (a)	2,586,434
		52,709,812
	Insurance — 4.5%
267,362	Fidelity National Financial, Inc.	17,399,919
42,005	Hamilton Insurance Group Ltd., Class B (a)	870,763
185,194	Ryan Specialty Holdings, Inc.	13,680,281
14,187	Skyward Specialty Insurance Group, Inc. (a)	750,776
		32,701,739
	Interactive Media & Services — 1.1%
73,626	Grindr, Inc. (a)	1,317,906
63,959	Reddit, Inc., Class A (a)	6,709,299
		8,027,205
	IT Services — 1.4%
82,269	Kyndryl Holdings, Inc. (a)	2,583,246
52,518	Snowflake, Inc., Class A (a)	7,676,031
		10,259,277
	Machinery — 2.1%
29,297	Atmus Filtration Technologies, Inc.	1,076,079
Shares	Description	Value

	Machinery (Continued)
50,809	Crane Co.	$7,782,923
53,501	Esab Corp.	6,232,866
		15,091,868
	Oil, Gas & Consumable Fuels — 2.4%
52,623	CNX Resources Corp. (a)	1,656,572
134,690	DT Midstream, Inc.	12,994,891
55,781	Kinetik Holdings, Inc.	2,897,265
		17,548,728
	Personal Care Products — 3.9%
1,182,509	Kenvue, Inc.	28,356,566
	Pharmaceuticals — 1.0%
6,808	Ligand Pharmaceuticals, Inc. (a)	715,793
203,805	Royalty Pharma PLC, Class A	6,344,450
		7,060,243
	Professional Services — 0.9%
62,257	Legalzoom.com, Inc. (a)	536,033
106,158	UL Solutions, Inc., Class A	5,987,311
		6,523,344
	Real Estate Management & Development — 1.4%
474,649	Compass Inc., Class A (a)	4,143,686
16,755	Jones Lang LaSalle, Inc. (a)	4,153,732
27,028	Landbridge Co. LLC, Class A (b)	1,944,394
		10,241,812
	Retail REITs — 0.4%
37,138	Curbline Properties Corp.	898,368
49,405	Phillips Edison & Co., Inc.	1,802,789
		2,701,157
	Semiconductors & Semiconductor Equipment — 0.3%
60,033	Credo Technology Group Holding Ltd. (a)	2,410,925
	Software — 25.0%
174,279	AppLovin Corp., Class A (a)	46,178,707
615,328	Aurora Innovation, Inc. (a)	4,138,081
88,787	Clearwater Analytics Holdings, Inc., Class A (a)	2,379,492
47,323	CrowdStrike Holdings, Inc., Class A (a)	16,685,143
57,381	Gitlab, Inc., Class A (a)	2,696,907
28,071	Intapp, Inc. (a)	1,638,785
96,560	Klaviyo, Inc., Class A (a)	2,921,906
26,397	Life360, Inc. (a)	1,013,381
663,360	Palantir Technologies, Inc., Class A (a)	55,987,584
53,006	Procore Technologies, Inc. (a)	3,499,456

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
130,986	Rubrik, Inc., Class A (a)	$7,987,526
892,853	Samsara, Inc., Class A (a)	34,223,055
39,749	ServiceTitan, Inc., Class A (a) (b)	3,780,527
		183,130,550
	Specialized REITs — 1.6%
368,801	VICI Properties, Inc.	12,030,289
	Technology Hardware, Storage & Peripherals — 0.3%
50,762	Sandisk Corp. (a)	2,416,779
	Total Common Stocks	730,798,190
	(Cost $562,184,083)
MONEY MARKET FUNDS — 0.2%
1,792,189	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	1,792,189
	(Cost $1,792,189)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$2,761,177	Bank of America Corp., 4.36% (c), dated 03/31/25, due 04/01/25, with a maturity value of $2,761,511. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $2,816,401. (d)	$2,761,177
2,873,877	RBC Dominion Securities, Inc., 4.35% (c), dated 03/31/25, due 04/01/25, with a maturity value of $2,874,224. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $2,931,355. (d)	2,873,877
	Total Repurchase Agreements	5,635,054
	(Cost $5,635,054)

	Total Investments — 100.8%	738,225,433
	(Cost $569,611,326)
	Net Other Assets and Liabilities — (0.8)%	(5,886,565)
	Net Assets — 100.0%	$732,338,868

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $5,341,114 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,635,054.

(c)	Rate shown reflects yield as of March 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 730,798,190	$ 730,798,190	$ —	$ —
Money Market Funds	1,792,189	1,792,189	—	—
Repurchase Agreements	5,635,054	—	5,635,054	—
Total Investments	$738,225,433	$732,590,379	$5,635,054	$—

*	See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 74.0%
2,170,312	ACADIA Pharmaceuticals, Inc. (a)	$36,048,882
1,334,032	Alkermes PLC (a)	44,049,737
157,405	Alnylam Pharmaceuticals, Inc. (a)	42,502,498
142,852	Amgen, Inc.	44,505,541
57,079	Argenx SE, ADR (a)	33,783,062
211,984	BeiGene Ltd., ADR (a)	57,695,685
251,712	Biogen, Inc. (a)	34,444,270
555,944	BioMarin Pharmaceutical, Inc. (a)	39,299,681
304,920	BioNTech SE, ADR (a)	27,766,015
663,001	Exact Sciences Corp. (a)	28,701,313
1,039,964	Exelixis, Inc. (a)	38,395,471
1,691,176	Genmab A/S, ADR (a)	33,113,226
416,775	Gilead Sciences, Inc.	46,699,639
709,460	Halozyme Therapeutics, Inc. (a)	45,270,643
531,039	Incyte Corp. (a)	32,154,411
886,617	Moderna, Inc. (a)	25,135,592
214,055	Natera, Inc. (a)	30,269,518
265,861	Neurocrine Biosciences, Inc. (a)	29,404,227
53,755	Regeneron Pharmaceuticals, Inc.	34,093,034
300,183	Sarepta Therapeutics, Inc. (a)	19,157,679
102,639	United Therapeutics Corp. (a)	31,640,525
901,770	Veracyte, Inc. (a)	26,737,480
91,464	Vertex Pharmaceuticals, Inc. (a)	44,343,576
		825,211,705
	Life Sciences Tools & Services — 13.6%
616,313	Bruker Corp.	25,724,905
274,047	Illumina, Inc. (a)	21,742,889
30,934	Mettler-Toledo International, Inc. (a)	36,530,270
241,892	Repligen Corp. (a)	30,778,338
98,486	Waters Corp. (a)	36,298,985
		151,075,387
	Pharmaceuticals — 12.4%
751,447	Corcept Therapeutics, Inc. (a)	85,830,276
394,852	Intra-Cellular Therapies, Inc. (a)	52,088,876
		137,919,152
	Total Common Stocks	1,114,206,244
	(Cost $1,029,635,076)
MONEY MARKET FUNDS — 0.1%
1,221,458	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	1,221,458
	(Cost $1,221,458)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,360	JPMorgan Chase & Co., 4.36% (b), dated 03/31/25, due 04/01/25, with a maturity value of $1,360. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $1,387. (c)	$1,360
	(Cost $1,360)

	Total Investments — 100.1%	1,115,429,062
	(Cost $1,030,857,894)
	Net Other Assets and Liabilities — (0.1)%	(709,214)
	Net Assets — 100.0%	$1,114,719,848

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,114,206,244	$ 1,114,206,244	$ —	$ —
Money Market Funds	1,221,458	1,221,458	—	—
Repurchase Agreements	1,360	—	1,360	—
Total Investments	$1,115,429,062	$1,115,427,702	$1,360	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 11.5%
3,234,614	Amazon.com, Inc. (a)	$615,417,660
1,523,165	eBay, Inc.	103,163,965
		718,581,625
	Commercial Services & Supplies — 2.5%
2,788,153	Copart, Inc. (a)	157,781,578
	Communications Equipment — 10.6%
3,284,827	Arista Networks, Inc. (a)	254,508,396
451,912	Ciena Corp. (a)	27,309,042
4,788,285	Cisco Systems, Inc.	295,485,068
183,326	F5, Inc. (a)	48,814,214
1,052,827	Juniper Networks, Inc.	38,101,809
		664,218,529
	Entertainment — 10.8%
620,036	Netflix, Inc. (a)	578,202,171
1,729,670	ROBLOX Corp., Class A (a)	100,822,464
		679,024,635
	Financial Services — 3.3%
3,145,671	PayPal Holdings, Inc. (a)	205,255,033
	Health Care Technology — 1.8%
474,954	Veeva Systems, Inc., Class A (a)	110,013,595
	Hotels, Restaurants & Leisure — 13.4%
1,376,500	Airbnb, Inc., Class A (a)	164,436,690
65,788	Booking Holdings, Inc.	303,079,395
1,078,797	DoorDash, Inc., Class A (a)	197,171,728
1,558,002	DraftKings, Inc., Class A (a)	51,741,246
566,156	Flutter Entertainment PLC (a)	125,431,862
		841,860,921
	Interactive Media & Services — 19.2%
2,115,683	Alphabet, Inc., Class A	327,169,219
1,714,679	Alphabet, Inc., Class C	267,884,300
1,038,370	Meta Platforms, Inc., Class A	598,474,934
862,578	ZoomInfo Technologies, Inc. (a)	8,625,780
		1,202,154,233
	IT Services — 8.0%
477,704	Akamai Technologies, Inc. (a)	38,455,172
979,060	Cloudflare, Inc., Class A (a)	110,330,271
449,024	GoDaddy, Inc., Class A (a)	80,887,183
520,244	Okta, Inc. (a)	54,740,074
1,049,679	Snowflake, Inc., Class A (a)	153,421,083
258,703	VeriSign, Inc. (a)	65,676,931
		503,510,714
	Professional Services — 0.5%
149,733	Paycom Software, Inc.	32,713,666
Shares	Description	Value

	Software — 17.1%
521,475	Atlassian Corp., Class A (a)	$110,662,210
456,962	Box, Inc., Class A (a)	14,101,847
820,683	Confluent, Inc., Class A (a)	19,236,810
995,982	Datadog, Inc., Class A (a)	98,811,374
642,409	Docusign, Inc. (a)	52,292,093
688,263	Dropbox, Inc., Class A (a)	18,383,505
165,840	HubSpot, Inc. (a)	94,742,734
1,079,193	MARA Holdings, Inc. (a) (b)	12,410,719
792,341	Nutanix, Inc., Class A (a)	55,313,325
1,387,181	Salesforce, Inc.	372,263,893
680,497	Workday, Inc., Class A (a)	158,916,464
833,447	Zoom Communications, Inc. (a)	61,483,385
		1,068,618,359
	Specialty Retail — 1.3%
375,956	Carvana Co. (a)	78,604,880
	Total Common Stocks	6,262,337,768
	(Cost $6,482,987,934)
MONEY MARKET FUNDS — 0.0%
3,558,471	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (c)	3,558,471
	(Cost $3,558,471)

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$5,627,834	JPMorgan Chase & Co., 4.36% (c), dated 03/31/25, due 04/01/25, with a maturity value of $5,628,516. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $5,740,391. (d)	$5,627,834
5,857,541	RBC Dominion Securities, Inc., 4.35% (c), dated 03/31/25, due 04/01/25, with a maturity value of $5,858,249. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $5,974,692. (d)	5,857,541
	Total Repurchase Agreements	11,485,375
	(Cost $11,485,375)

	Total Investments — 100.2%	6,277,381,614
	(Cost $6,498,031,780)
	Net Other Assets and Liabilities — (0.2)%	(15,263,630)
	Net Assets — 100.0%	$6,262,117,984

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $10,326,369 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,485,375.

(c)	Rate shown reflects yield as of March 31, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,262,337,768	$ 6,262,337,768	$ —	$ —
Money Market Funds	3,558,471	3,558,471	—	—
Repurchase Agreements	11,485,375	—	11,485,375	—
Total Investments	$6,277,381,614	$6,265,896,239	$11,485,375	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.9%
635,956	General Dynamics Corp.	$173,348,887
345,885	Lockheed Martin Corp.	154,510,288
351,578	Northrop Grumman Corp.	180,011,452
		507,870,627
	Air Freight & Logistics — 2.2%
1,536,840	Expeditors International of Washington, Inc.	184,805,010
	Beverages — 6.6%
2,704,354	Coca-Cola (The) Co.	193,685,833
3,431,586	Monster Beverage Corp. (a)	200,816,413
1,143,929	PepsiCo, Inc.	171,520,714
		566,022,960
	Building Products — 1.7%
435,756	Trane Technologies PLC	146,814,912
	Capital Markets — 3.8%
168,763	Blackrock, Inc.	159,730,804
356,390	Moody’s Corp.	165,967,259
		325,698,063
	Chemicals — 6.1%
714,303	Ecolab, Inc.	181,090,097
388,963	Linde PLC	181,116,731
1,410,415	PPG Industries, Inc.	154,228,880
		516,435,708
	Commercial Services & Supplies — 1.9%
1,647,464	Veralto Corp.	160,545,367
	Communications Equipment — 3.9%
2,815,696	Cisco Systems, Inc.	173,756,600
364,832	Motorola Solutions, Inc.	159,727,098
		333,483,698
	Construction & Engineering — 1.7%
1,556,860	AECOM	144,367,628
	Consumer Staples Distribution & Retail — 3.9%
179,795	Costco Wholesale Corp.	170,046,515
1,844,560	Walmart, Inc.	161,933,922
		331,980,437
	Electronic Equipment, Instruments & Components — 1.9%
1,163,806	TE Connectivity PLC	164,469,064
	Financial Services — 6.5%
362,403	Berkshire Hathaway, Inc., Class B (a)	193,008,590
Shares	Description	Value

	Financial Services (Continued)
323,220	Mastercard, Inc., Class A	$177,163,346
530,609	Visa, Inc., Class A	185,957,230
		556,129,166
	Health Care Equipment & Supplies — 3.7%
2,432,095	Hologic, Inc. (a)	150,230,508
442,303	Stryker Corp.	164,647,292
		314,877,800
	Health Care Providers & Services — 2.3%
700,643	Cencora, Inc.	194,841,812
	Household Durables — 1.7%
20,288	NVR, Inc. (a)	146,974,184
	Household Products — 6.4%
1,912,166	Colgate-Palmolive Co.	179,169,954
1,333,047	Kimberly-Clark Corp.	189,585,944
1,052,488	Procter & Gamble (The) Co.	179,365,005
		548,120,903
	Industrial Conglomerates — 1.9%
761,928	Honeywell International, Inc.	161,338,254
	Insurance — 13.2%
1,592,538	Aflac, Inc.	177,074,300
463,141	Aon PLC, Class A	184,834,942
629,312	Chubb Ltd.	190,045,931
95,590	Markel Group, Inc. (a)	178,716,020
787,954	Marsh & McLennan Cos., Inc.	192,284,414
2,850,237	W.R. Berkley Corp.	202,822,865
		1,125,778,472
	IT Services — 3.6%
2,179,530	Cognizant Technology Solutions Corp., Class A	166,734,045
328,862	Gartner, Inc. (a)	138,036,536
		304,770,581
	Pharmaceuticals — 6.0%
1,153,422	Johnson & Johnson	191,283,505
1,731,915	Merck & Co., Inc.	155,456,690
1,022,309	Zoetis, Inc.	168,323,177
		515,063,372
	Professional Services — 4.1%
572,600	Automatic Data Processing, Inc.	174,946,478
1,159,281	Paychex, Inc.	178,853,873
		353,800,351
	Software — 1.7%
395,273	Microsoft Corp.	148,381,531
	Specialty Retail — 5.5%
414,248	Home Depot (The), Inc.	151,817,750

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
1,137,043	Ross Stores, Inc.	$145,302,725
1,391,799	TJX (The) Cos., Inc.	169,521,118
		466,641,593
	Technology Hardware, Storage & Peripherals — 1.9%
737,407	Apple, Inc.	163,800,217
	Trading Companies & Distributors — 1.8%
152,291	W.W. Grainger, Inc.	150,437,619
	Total Common Stocks	8,533,449,329
	(Cost $7,707,525,516)
MONEY MARKET FUNDS — 0.1%
3,293,166	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	3,293,166
	(Cost $3,293,166)

	Total Investments — 100.0%	8,536,742,495
	(Cost $7,710,818,682)
	Net Other Assets and Liabilities — 0.0%	3,472,023
	Net Assets — 100.0%	$8,540,214,518

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,533,449,329	$ 8,533,449,329	$ —	$ —
Money Market Funds	3,293,166	3,293,166	—	—
Total Investments	$8,536,742,495	$8,536,742,495	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.3%
153,514	General Dynamics Corp.	$41,844,846
193,706	L3Harris Technologies, Inc.	40,544,603
93,832	Lockheed Martin Corp.	41,915,693
82,444	Northrop Grumman Corp.	42,212,152
303,030	RTX Corp.	40,139,354
		206,656,648
	Air Freight & Logistics — 1.3%
406,203	C.H. Robinson Worldwide, Inc.	41,595,187
1,069,863	Hub Group, Inc., Class A	39,766,808
352,464	United Parcel Service, Inc., Class B	38,767,515
		120,129,510
	Automobile Components — 0.4%
1,670,708	Gentex Corp.	38,927,496
	Automobiles — 0.8%
1,358,249	Honda Motor Co., Ltd., ADR	36,849,295
212,060	Toyota Motor Corp., ADR	37,434,952
		74,284,247
	Banks — 3.5%
418,748	Bank of Montreal	39,994,622
844,337	Bank of Nova Scotia (The)	40,046,904
708,844	Canadian Imperial Bank of Commerce	39,907,917
651,688	Commerce Bancshares, Inc.	40,554,544
703,959	HSBC Holdings PLC, ADR	40,428,365
164,539	JPMorgan Chase & Co.	40,361,417
352,130	Royal Bank of Canada	39,692,094
674,300	Toronto-Dominion Bank (The)	40,417,542
		321,403,405
	Beverages — 2.7%
1,206,126	Brown-Forman Corp., Class B	40,935,917
591,955	Coca-Cola (The) Co.	42,395,817
226,400	Constellation Brands, Inc., Class A	41,548,928
384,361	Diageo PLC, ADR	40,277,189
1,205,770	Keurig Dr Pepper, Inc.	41,261,449
278,697	PepsiCo, Inc.	41,787,828
		248,207,128
	Biotechnology — 1.4%
195,130	AbbVie, Inc.	40,883,638
129,826	Amgen, Inc.	40,447,290
382,383	Gilead Sciences, Inc.	42,846,015
		124,176,943
Shares	Description	Value

	Building Products — 0.9%
614,968	A.O. Smith Corp.	$40,194,308
482,906	Johnson Controls International PLC	38,685,600
		78,879,908
	Capital Markets — 3.5%
481,883	Bank of New York Mellon (The) Corp.	40,415,527
42,362	Blackrock, Inc.	40,094,786
155,227	CME Group, Inc.	41,180,171
70,361	Goldman Sachs Group (The), Inc.	38,437,511
244,696	Houlihan Lokey, Inc.	39,518,404
328,442	Morgan Stanley	38,319,328
527,129	SEI Investments Co.	40,921,024
425,247	T. Rowe Price Group, Inc.	39,067,442
		317,954,193
	Chemicals — 3.1%
139,086	Air Products and Chemicals, Inc.	41,019,243
415,298	Innospec, Inc.	39,349,486
88,903	Linde PLC	41,396,793
74,700	NewMarket Corp.	42,313,815
361,261	PPG Industries, Inc.	39,503,890
556,369	Sensient Technologies Corp.	41,410,545
700,450	Stepan Co.	38,552,768
		283,546,540
	Commercial Services & Supplies — 1.3%
568,066	Brady Corp., Class A	40,128,182
269,976	MSA Safety, Inc.	39,602,779
180,409	Waste Management, Inc.	41,766,488
		121,497,449
	Communications Equipment — 0.9%
669,433	Cisco Systems, Inc.	41,310,710
1,130,620	Juniper Networks, Inc.	40,917,138
		82,227,848
	Consumer Staples Distribution & Retail — 0.9%
624,088	Kroger (The) Co.	42,244,517
376,698	Target Corp.	39,312,203
		81,556,720
	Containers & Packaging — 2.2%
4,273,859	Amcor PLC	41,456,432
230,584	Avery Dennison Corp.	41,037,035
203,252	Packaging Corp. of America	40,247,961
815,005	Silgan Holdings, Inc.	41,663,056
873,056	Sonoco Products Co.	41,243,165
		205,647,649

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services — 1.9%
1,513,920	AT&T, Inc.	$42,813,658
1,812,407	BCE, Inc.	41,612,865
2,959,781	TELUS Corp.	42,443,259
936,991	Verizon Communications, Inc.	42,501,912
		169,371,694
	Electric Utilities — 8.2%
621,049	ALLETE, Inc.	40,802,919
648,069	Alliant Energy Corp.	41,703,240
391,779	American Electric Power Co., Inc.	42,809,691
345,454	Duke Energy Corp.	42,135,024
696,626	Edison International	41,045,204
485,839	Entergy Corp.	41,534,376
604,585	Evergy, Inc.	41,686,136
670,645	Eversource Energy	41,653,761
908,220	Fortis, Inc.	41,396,668
357,621	IDACORP, Inc.	41,562,713
582,494	NextEra Energy, Inc.	41,293,000
505,016	Otter Tail Corp.	40,588,136
438,449	Pinnacle West Capital Corp.	41,762,267
940,011	Portland General Electric Co.	41,924,491
1,173,528	PPL Corp.	42,376,096
459,219	Southern (The) Co.	42,225,187
751,249	TXNM Energy, Inc.	40,176,796
592,730	Xcel Energy, Inc.	41,959,357
		748,635,062
	Electrical Equipment — 0.8%
353,778	Emerson Electric Co.	38,788,220
116,782	Hubbell, Inc.	38,644,332
		77,432,552
	Electronic Equipment, Instruments & Components — 0.8%
313,578	TD SYNNEX Corp.	32,599,569
273,966	TE Connectivity PLC	38,716,875
		71,316,444
	Financial Services — 0.5%
236,170	Jack Henry & Associates, Inc.	43,124,642
	Food Products — 6.9%
437,932	Cal-Maine Foods, Inc.	39,808,019
1,072,678	Campbell’s (The) Co.	42,821,306
1,586,297	Conagra Brands, Inc.	42,306,541
2,243,835	Flowers Foods, Inc.	42,655,303
701,658	General Mills, Inc.	41,952,132
242,934	Hershey (The) Co.	41,549,002
1,394,918	Hormel Foods Corp.	43,158,763
306,788	Ingredion, Inc.	41,480,805
320,397	J & J Snack Foods Corp.	42,202,693
Shares	Description	Value

	Food Products (Continued)
365,236	J.M. Smucker (The) Co.	$43,247,595
494,732	Kellanova	40,810,443
1,401,627	Kraft Heinz (The) Co.	42,651,510
232,074	Lancaster Colony Corp.	40,612,950
508,033	McCormick & Co., Inc.	41,816,196
628,412	Mondelez International, Inc., Class A	42,637,754
		629,711,012
	Gas Utilities — 3.6%
272,758	Atmos Energy Corp.	42,162,932
324,137	Chesapeake Utilities Corp.	41,628,915
521,403	National Fuel Gas Co.	41,289,903
841,555	New Jersey Resources Corp.	41,286,688
986,355	Northwest Natural Holding Co.	42,137,085
555,995	ONE Gas, Inc.	42,027,662
542,687	Southwest Gas Holdings, Inc.	38,964,927
529,863	Spire, Inc.	41,461,780
		330,959,892
	Ground Transportation — 2.6%
413,529	Canadian National Railway Co.	40,302,537
1,367,347	CSX Corp.	40,241,022
173,278	Norfolk Southern Corp.	41,040,894
1,721,441	Schneider National, Inc., Class B	39,334,927
173,534	Union Pacific Corp.	40,995,672
1,354,641	Werner Enterprises, Inc.	39,690,981
		241,606,033
	Health Care Equipment & Supplies — 1.8%
320,853	Abbott Laboratories	42,561,151
1,214,740	Baxter International, Inc.	41,580,550
178,086	Becton Dickinson & Co.	40,792,379
452,851	Medtronic PLC	40,693,191
		165,627,271
	Health Care Providers & Services — 1.4%
2,138,049	Premier, Inc., Class A	41,221,585
243,922	Quest Diagnostics, Inc.	41,271,602
79,023	UnitedHealth Group, Inc.	41,388,296
		123,881,483
	Hotels, Restaurants & Leisure — 0.9%
133,525	McDonald’s Corp.	41,709,204
426,404	Starbucks Corp.	41,825,969
		83,535,173
	Household Durables — 0.5%
190,311	Garmin Ltd.	41,322,227
	Household Products — 2.7%
283,618	Clorox (The) Co.	41,762,751
449,016	Colgate-Palmolive Co.	42,072,799

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products (Continued)
296,152	Kimberly-Clark Corp.	$42,118,737
246,395	Procter & Gamble (The) Co.	41,990,636
1,733,872	Reynolds Consumer Products, Inc.	41,370,186
173,035	WD-40 Co.	42,220,540
		251,535,649
	Industrial Conglomerates — 0.9%
266,504	3M Co.	39,138,777
192,660	Honeywell International, Inc.	40,795,755
		79,934,532
	Insurance — 4.5%
196,891	Allstate (The) Corp.	40,770,219
194,880	Assurant, Inc.	40,876,080
415,467	Axis Capital Holdings Ltd.	41,646,412
819,585	CNA Financial Corp.	41,626,722
236,555	Hanover Insurance Group (The), Inc.	41,148,742
173,964	Marsh & McLennan Cos., Inc.	42,452,435
360,432	Prudential Financial, Inc.	40,253,046
451,049	Selective Insurance Group, Inc.	41,289,025
711,318	Sun Life Financial, Inc.	40,730,069
157,323	Travelers (The) Cos., Inc.	41,605,641
		412,398,391
	IT Services — 2.7%
132,872	Accenture PLC, Class A	41,461,379
454,613	Amdocs Ltd.	41,597,089
523,675	Cognizant Technology Solutions Corp., Class A	40,061,138
2,195,553	Infosys Ltd., ADR	40,068,842
164,282	International Business Machines Corp.	40,850,362
13,040,053	Wipro Ltd., ADR	39,902,562
		243,941,372
	Machinery — 5.2%
119,458	Caterpillar, Inc.	39,397,249
123,278	Cummins, Inc.	38,640,256
85,038	Deere & Co.	39,912,585
599,079	Donaldson Co., Inc.	40,174,238
486,705	Graco, Inc.	40,644,735
220,502	IDEX Corp.	39,904,247
159,657	Illinois Tool Works, Inc.	39,596,533
206,621	Lincoln Electric Holdings, Inc.	39,084,428
196,624	Nordson Corp.	39,662,993
402,599	Otis Worldwide Corp.	41,548,217
413,782	PACCAR, Inc.	40,289,953
120,988	Snap-on, Inc.	40,774,166
		479,629,600
Shares	Description	Value

	Media — 0.5%
1,115,172	Comcast Corp., Class A	$41,149,847
	Metals & Mining — 0.4%
656,511	Rio Tinto PLC, ADR	39,443,181
	Multi-Utilities — 5.0%
413,066	Ameren Corp.	41,471,826
686,434	Black Hills Corp.	41,632,222
558,043	CMS Energy Corp.	41,914,610
382,060	Consolidated Edison, Inc.	42,252,016
751,249	Dominion Energy, Inc.	42,122,532
299,782	DTE Energy Co.	41,450,857
1,024,481	NiSource, Inc.	41,071,443
734,484	Northwestern Energy Group, Inc.	42,504,589
489,807	Public Service Enterprise Group, Inc.	40,311,116
580,919	Sempra	41,454,380
385,852	WEC Energy Group, Inc.	42,050,151
		458,235,742
	Oil, Gas & Consumable Fuels — 1.8%
247,338	Chevron Corp.	41,377,174
922,170	Enbridge, Inc.	40,861,353
352,464	Exxon Mobil Corp.	41,918,543
828,401	TC Energy Corp.	39,108,811
		163,265,881
	Personal Care Products — 0.5%
702,017	Unilever PLC, ADR	41,805,112
	Pharmaceuticals — 4.0%
550,890	AstraZeneca PLC, ADR	40,490,415
668,556	Bristol-Myers Squibb Co.	40,775,231
1,058,214	GSK PLC, ADR	40,995,210
249,955	Johnson & Johnson	41,452,537
442,152	Merck & Co., Inc.	39,687,564
367,409	Novartis AG, ADR	40,958,755
1,561,417	Pfizer, Inc.	39,566,307
729,757	Sanofi S.A., ADR	40,472,323
2,719,214	Takeda Pharmaceutical Co., Ltd., ADR	40,434,712
		364,833,054
	Professional Services — 3.6%
136,557	Automatic Data Processing, Inc.	41,722,260
388,087	Booz Allen Hamilton Holding Corp.	40,586,139
173,079	Broadridge Financial Solutions, Inc.	41,964,734
817,453	Genpact Ltd.	41,183,282
613,855	Maximus, Inc.	41,858,773
281,812	Paychex, Inc.	43,477,955

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
743,722	Robert Half, Inc.	$40,570,035
237,891	Thomson Reuters Corp.	41,102,807
		332,465,985
	Semiconductors & Semiconductor Equipment — 1.3%
192,216	Analog Devices, Inc.	38,764,201
225,299	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	37,399,634
220,014	Texas Instruments, Inc.	39,536,516
		115,700,351
	Software — 0.4%
500,065	Dolby Laboratories, Inc., Class A	40,160,220
	Specialized REITs — 1.3%
978,082	CubeSmart	41,773,882
47,878	Equinix, Inc.	39,037,327
138,388	Public Storage	41,418,145
		122,229,354
	Specialty Retail — 1.8%
112,202	Home Depot (The), Inc.	41,120,911
175,256	Lowe’s Cos., Inc.	40,874,957
341,266	TJX (The) Cos., Inc.	41,566,199
762,476	Tractor Supply Co.	42,012,427
		165,574,494
	Textiles, Apparel & Luxury Goods — 0.4%
605,656	NIKE, Inc., Class B	38,447,043
	Tobacco — 1.8%
707,989	Altria Group, Inc.	42,493,500
999,399	British American Tobacco PLC, ADR	41,345,137
269,319	Philip Morris International, Inc.	42,749,005
751,249	Universal Corp.	42,107,506
		168,695,148
	Trading Companies & Distributors — 1.8%
530,483	Fastenal Co.	41,138,957
258,195	GATX Corp.	40,089,938
509,556	MSC Industrial Direct Co., Inc., Class A	39,577,214
79,640	Watsco, Inc.	40,481,012
		161,287,121
	Water Utilities — 2.8%
546,243	American States Water Co.	42,978,399
292,166	American Water Works Co., Inc.	43,100,328
889,803	California Water Service Group	43,119,853
1,069,863	Essential Utilities, Inc.	42,291,685
Shares	Description	Value

	Water Utilities (Continued)
674,748	Middlesex Water Co.	$43,251,347
792,917	SJW Group	43,364,631
		258,106,243
	Wireless Telecommunication Services — 1.3%
2,878,376	America Movil S.A.B. de C.V., ADR	40,930,507
1,507,773	Rogers Communications, Inc., Class B	40,302,772
157,613	T-Mobile US, Inc.	42,036,963
		123,270,242
	Total Common Stocks	9,133,727,731
	(Cost $8,411,379,002)
MONEY MARKET FUNDS — 0.1%
4,132,654	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	4,132,654
	(Cost $4,132,654)

	Total Investments — 99.9%	9,137,860,385
	(Cost $8,415,511,656)
	Net Other Assets and Liabilities — 0.1%	13,655,454
	Net Assets — 100.0%	$9,151,515,839

(a)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,133,727,731	$ 9,133,727,731	$ —	$ —
Money Market Funds	4,132,654	4,132,654	—	—
Total Investments	$9,137,860,385	$9,137,860,385	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.9%
35,670	Axon Enterprise, Inc. (a)	$18,760,637
	Automobiles — 1.3%
49,679	Tesla, Inc. (a)	12,874,810
	Biotechnology — 3.6%
147,888	Neurocrine Biosciences, Inc. (a)	16,356,413
59,021	United Therapeutics Corp. (a)	18,194,403
		34,550,816
	Building Products — 1.9%
54,444	Trane Technologies PLC	18,343,273
	Capital Markets — 3.8%
38,366	Ameriprise Financial, Inc.	18,573,364
111,456	Interactive Brokers Group, Inc., Class A	18,455,999
		37,029,363
	Commercial Services & Supplies — 2.2%
372,352	Copart, Inc. (a)	21,071,400
	Communications Equipment — 2.1%
45,575	Motorola Solutions, Inc.	19,953,191
	Construction & Engineering — 1.6%
41,835	EMCOR Group, Inc.	15,463,471
	Consumer Finance — 1.9%
67,784	American Express Co.	18,237,285
	Electrical Equipment — 1.7%
61,181	Eaton Corp. PLC	16,630,831
	Electronic Equipment, Instruments & Components — 2.1%
305,198	Amphenol Corp., Class A	20,017,937
	Energy Equipment & Services — 2.1%
486,152	Schlumberger N.V.	20,321,154
	Entertainment — 4.5%
156,227	Live Nation Entertainment, Inc. (a)	20,400,122
24,688	Netflix, Inc. (a)	23,022,300
		43,422,422
	Financial Services — 8.5%
126,868	Apollo Global Management, Inc.	17,373,304
57,134	Corpay, Inc. (a)	19,923,769
40,378	Mastercard, Inc., Class A	22,131,989
66,282	Visa, Inc., Class A	23,229,190
		82,658,252
	Health Care Equipment & Supplies — 1.8%
251,089	Dexcom, Inc. (a)	17,146,868
Shares	Description	Value

	Health Care Providers & Services — 2.5%
87,534	Cencora, Inc.	$24,342,330
	Hotels, Restaurants & Leisure — 3.8%
156,806	Airbnb, Inc., Class A (a)	18,732,045
368,336	Chipotle Mexican Grill, Inc. (a)	18,494,150
		37,226,195
	Household Durables — 1.9%
143,494	D.R. Horton, Inc.	18,242,392
	Insurance — 11.4%
221,831	Arch Capital Group Ltd.	21,335,706
58,495	Everest Group Ltd.	21,252,988
11,947	Markel Group, Inc. (a)	22,336,231
82,295	RenaissanceRe Holdings Ltd.	19,750,800
356,081	W.R. Berkley Corp.	25,338,724
		110,014,449
	Interactive Media & Services — 2.1%
34,576	Meta Platforms, Inc., Class A	19,928,223
	Machinery — 3.8%
54,888	Caterpillar, Inc.	18,102,062
192,023	PACCAR, Inc.	18,697,280
		36,799,342
	Oil, Gas & Consumable Fuels — 4.2%
200,158	ConocoPhillips	21,020,593
155,122	EOG Resources, Inc.	19,892,845
		40,913,438
	Pharmaceuticals — 2.0%
216,366	Merck & Co., Inc.	19,421,012
	Professional Services — 4.2%
71,529	Automatic Data Processing, Inc.	21,854,255
136,536	Leidos Holdings, Inc.	18,424,168
		40,278,423
	Semiconductors & Semiconductor Equipment — 5.7%
27,969	KLA Corp.	19,013,326
33,853	Monolithic Power Systems, Inc.	19,634,063
153,850	NVIDIA Corp.	16,674,263
		55,321,652
	Software — 12.1%
224,838	Fortinet, Inc. (a)	21,642,906
35,067	Intuit, Inc.	21,530,787
49,379	Microsoft Corp.	18,536,383
119,632	Palo Alto Networks, Inc. (a)	20,414,005
19,778	ServiceNow, Inc. (a)	15,746,057
84,872	Workday, Inc., Class A (a)	19,820,158
		117,690,296

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 2.2%
173,871	TJX (The) Cos., Inc.	$21,177,488
	Textiles, Apparel & Luxury Goods — 1.2%
100,930	Deckers Outdoor Corp. (a)	11,284,983
	Trading Companies & Distributors — 1.9%
19,028	W.W. Grainger, Inc.	18,796,429
	Total Common Stocks	967,918,362
	(Cost $1,023,572,098)
MONEY MARKET FUNDS — 0.0%
423,440	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	423,440
	(Cost $423,440)

	Total Investments — 100.0%	968,341,802
	(Cost $1,023,995,538)
	Net Other Assets and Liabilities — 0.0%	76,131
	Net Assets — 100.0%	$968,417,933

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 967,918,362	$ 967,918,362	$ —	$ —
Money Market Funds	423,440	423,440	—	—
Total Investments	$968,341,802	$968,341,802	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 87.4%
11,961	AAR Corp. (a)	$669,696
9,396	AeroVironment, Inc. (a)	1,119,909
11,739	Astronics Corp. (a)	283,732
58,102	Boeing (The) Co. (a)	9,909,296
12,636	Curtiss-Wright Corp.	4,009,024
4,921	Ducommun, Inc. (a)	285,566
38,527	General Dynamics Corp.	10,501,690
22,149	HEICO Corp.	5,917,991
26,974	Hexcel Corp.	1,477,096
44,358	Howmet Aerospace, Inc.	5,754,563
13,031	Huntington Ingalls Industries, Inc.	2,658,845
49,909	Intuitive Machines, Inc. (a)	371,822
50,302	Kratos Defense & Security Solutions, Inc. (a)	1,493,466
23,993	L3Harris Technologies, Inc.	5,021,975
88,045	Leonardo DRS, Inc.	2,894,920
31,154	Loar Holdings, Inc. (a)	2,201,030
21,347	Lockheed Martin Corp.	9,535,918
19,856	Mercury Systems, Inc. (a)	855,595
11,257	Moog, Inc., Class A	1,951,401
2,366	National Presto Industries, Inc.	207,995
10,894	Northrop Grumman Corp.	5,577,837
166,466	Rocket Lab USA, Inc. (a)	2,976,412
86,814	RTX Corp.	11,499,383
39,047	Spirit AeroSystems Holdings, Inc., Class A (a)	1,345,560
61,771	Textron, Inc.	4,462,955
7,921	TransDigm Group, Inc.	10,957,040
25,756	Triumph Group, Inc. (a)	652,657
19,779	Woodward, Inc.	3,609,470
		108,202,844
	Diversified Telecommunication Services — 1.7%
96,483	AST SpaceMobile, Inc. (a)	2,194,023
	Professional Services — 10.8%
7,462	CACI International, Inc., Class A (a)	2,737,957
44,368	KBR, Inc.	2,209,970
33,436	Leidos Holdings, Inc.	4,511,854
35,359	Parsons Corp. (a)	2,093,606
16,273	Science Applications International Corp.	1,826,970
		13,380,357
	Total Common Stocks	123,777,224
	(Cost $116,068,370)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
98,962	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	$98,962
	(Cost $98,962)

	Total Investments — 100.0%	123,876,186
	(Cost $116,167,332)
	Net Other Assets and Liabilities — (0.0)%	(51,412)
	Net Assets — 100.0%	$123,824,774

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 123,777,224	$ 123,777,224	$ —	$ —
Money Market Funds	98,962	98,962	—	—
Total Investments	$123,876,186	$123,876,186	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Building Products — 11.6%
187	Advanced Drainage Systems, Inc.	$20,318
58	Carlisle Cos., Inc.	19,749
274	Johnson Controls International PLC	21,950
127	Owens Corning	18,138
58	Trane Technologies PLC	19,541
192	UFP Industries, Inc.	20,552
		120,248
	Chemicals — 6.2%
253	CF Industries Holdings, Inc.	19,772
236	Eastman Chemical Co.	20,794
879	Mosaic (The) Co.	23,742
		64,308
	Construction & Engineering — 1.7%
68	Quanta Services, Inc.	17,284
	Containers & Packaging — 2.1%
401	International Paper Co.	21,393
	Electrical Equipment — 3.8%
120	AMETEK, Inc.	20,657
174	Emerson Electric Co.	19,077
		39,734
	Electronic Equipment, Instruments & Components — 4.0%
134	Keysight Technologies, Inc. (a)	20,069
151	TE Connectivity PLC	21,340
		41,409
	Energy Equipment & Services — 10.2%
793	ChampionX Corp.	23,631
793	Halliburton Co.	20,119
688	Noble Corp. PLC	16,306
1,479	NOV, Inc.	22,510
563	Schlumberger N.V.	23,533
		106,099
	Hotel & Resort REITs — 3.5%
1,233	Host Hotels & Resorts, Inc.	17,521
207	Ryman Hospitality Properties, Inc.	18,928
		36,449
	Machinery — 11.7%
59	Caterpillar, Inc.	19,458
288	Fortive Corp.	21,076
239	Ingersoll Rand, Inc.	19,127
208	PACCAR, Inc.	20,253
Shares	Description	Value

	Machinery (Continued)
34	Parker-Hannifin Corp.	$20,666
114	Westinghouse Air Brake Technologies Corp.	20,674
		121,254
	Metals & Mining — 9.0%
566	Freeport-McMoRan, Inc.	21,429
185	Nucor Corp.	22,263
80	Reliance, Inc.	23,100
164	Royal Gold, Inc.	26,815
		93,607
	Oil, Gas & Consumable Fuels — 20.0%
416	California Resources Corp.	18,292
184	Chord Energy Corp.	20,740
588	CNX Resources Corp. (a)	18,510
218	ConocoPhillips	22,894
924	Magnolia Oil & Gas Corp., Class A	23,340
384	Matador Resources Co.	19,619
714	Murphy Oil Corp.	20,278
1,502	Permian Resources Corp.	20,803
599	Range Resources Corp.	23,918
440	Viper Energy, Inc.	19,866
		208,260
	Real Estate Management & Development — 2.0%
85	Jones Lang LaSalle, Inc. (a)	21,072
	Residential REITs — 2.1%
576	American Homes 4 Rent, Class A	21,779
	Retail REITs — 4.0%
776	Brixmor Property Group, Inc.	20,603
125	Simon Property Group, Inc.	20,760
		41,363
	Specialized REITs — 6.1%
504	CubeSmart	21,526
144	Extra Space Storage, Inc.	21,382
177	Lamar Advertising Co., Class A	20,139
		63,047
	Trading Companies & Distributors — 1.9%
20	W.W. Grainger, Inc.	19,757
	Total Common Stocks	1,037,063
	(Cost $1,131,747)

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
481	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	$481
	(Cost $481)

	Total Investments — 99.9%	1,037,544
	(Cost $1,132,228)
	Net Other Assets and Liabilities — 0.1%	609
	Net Assets — 100.0%	$1,038,153

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,037,063	$ 1,037,063	$ —	$ —
Money Market Funds	481	481	—	—
Total Investments	$1,037,544	$1,037,544	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Exchange-Traded Fund
Additional Information (Continued)
March 31, 2025 (Unaudited)
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
Bloomberg® and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.